Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	May 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of property plant and equipment [line items]
Beginning balance		$ 3,225,213
Ending balance		5,564,713	$ 3,225,213
Plant and equipment acquired, right-of-use assets		21,509	0
Greenstone
Disclosure of property plant and equipment [line items]
Proportion of ownership interest in joint operation by unconsolidated entity	40.00%
Cost
Disclosure of property plant and equipment [line items]
Beginning balance		3,986,969	3,345,810
Remeasurement to fair value on Greenstone Acquisition		669,027
Acquired in Greenstone Acquisition		1,452,102
Additions		523,690	596,378
Transfers		0	0
Disposals		(52,820)	(6,548)
Change in reclamation and closure cost asset		16,161	23,185
Foreign currency translation		(108,612)	28,144
Ending balance		6,486,517	3,986,969
Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(761,756)	(505,311)
Remeasurement to fair value on Greenstone Acquisition		14,699
Additions		(216,454)	(261,881)
Disposals		40,895	5,727
Foreign currency translation		812	(291)
Ending balance		(921,804)	(761,756)
Mineral properties
Disclosure of property plant and equipment [line items]
Beginning balance		1,760,163
Ending balance		3,775,353	1,760,163
Non-cash depreciation additions		5,800	4,500
Mineral properties | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		2,217,943	2,092,144
Remeasurement to fair value on Greenstone Acquisition		684,254
Acquired in Greenstone Acquisition		890,390
Additions		135,442	92,287
Transfers		436,969	414
Change in reclamation and closure cost asset		16,161	23,185
Foreign currency translation		(50,456)	9,913
Ending balance		4,330,703	2,217,943
Mineral properties | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(457,780)	(317,568)
Additions		(97,570)	(140,212)
Ending balance		(555,350)	(457,780)
Plant and equipment
Disclosure of property plant and equipment [line items]
Beginning balance		667,909
Ending balance		1,519,929	667,909
Non-cash right-of-use asset additions		52,700	40,300
Plant and equipment | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		971,885	820,531
Remeasurement to fair value on Greenstone Acquisition		(15,227)
Acquired in Greenstone Acquisition		76,013
Additions		102,829	82,320
Transfers		818,419	72,993
Disposals		(52,820)	(6,548)
Foreign currency translation		(14,716)	2,589
Ending balance		1,886,383	971,885
Plant and equipment | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance		(303,976)	(187,743)
Remeasurement to fair value on Greenstone Acquisition		14,699
Additions		(118,884)	(121,669)
Disposals		40,895	5,727
Foreign currency translation		812	(291)
Ending balance		(366,454)	(303,976)
Construction in progress
Disclosure of property plant and equipment [line items]
Beginning balance		746,138
Ending balance		212,260	746,138
Non-cash depreciation additions		1,800	7,600
Non-cash borrowing cost additions		84,100	46,200
Construction in progress | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		746,138	382,338
Acquired in Greenstone Acquisition		479,937
Additions		285,419	421,771
Transfers		(1,255,388)	(73,407)
Foreign currency translation		(43,846)	15,436
Ending balance		212,260	746,138
Exploration and evaluation assets
Disclosure of property plant and equipment [line items]
Beginning balance		51,003
Ending balance		57,171	51,003
Exploration and evaluation assets | Cost
Disclosure of property plant and equipment [line items]
Beginning balance		51,003	50,797
Acquired in Greenstone Acquisition		5,762
Foreign currency translation		406	206
Ending balance		$ 57,171	$ 51,003